Cash and cash equivalents (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash equivalents	R$ 541,284	R$ 1,035,573
U S D [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents	R$ 23,173	R$ 24,447
Bank Certificates Of Deposit [Member]
IfrsStatementLineItems [Line Items]
Percentage of average interest	100.80%	99.21%